As filed with the Securities and Exchange Commission on May 1, 2009

File Nos. 333-143407; 811-21892

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under The Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 28	☒
(Check Appropriate Box or Boxes)

Genworth Life & Annuity VA Separate Account 2

(Exact Name of Registrant)

Genworth Life and Annuity Insurance Company

(Name of Depositor)

6610 W. Broad Street Richmond, Virginia 23230

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6000

(Depositor’s Telephone Number, Including Area Code)

Heather Harker, Esq.

Vice President and Associate General Counsel

Genworth Life and Annuity Insurance Company

6610 W. Broad Street

Richmond, Virginia 23230

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:     As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on June 4, 2009 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:    Flexible Purchase Payment Variable Deferred Annuity Contracts

SIGNATURES

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 3 is to delay the effective date of Post-Effective Amendment No. 2, which was filed on March 6, 2009. Parts A, B and C of Post-Effective Amendment No. 2 are hereby incorporated by reference.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of May, 2009.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 (Registrant)

By:	/s/ HEATHER C. HARKER
Heather C. Harker Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (Depositor)

By:	/S/ HEATHER C. HARKER
Heather C. Harker Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ PAMELA S. SCHUTZ* Pamela S. Schutz	Chairperson of the Board, President and Chief Executive Officer	May 1, 2009

/s/ RONALD P. JOELSON* Ronald P. Joelson	Director, Senior Vice President and Chief Investment Officer	May 1, 2009

/s/ PAUL A. HALEY* Paul A. Haley	Director, Senior Vice President and Chief Actuary	May 1, 2009

/S/ LEON E. RODAY* Leon E. Roday	Director and Senior Vice President	May 1, 2009

/S/ GEOFFREY S. STIFF* Geoffrey S. Stiff	Director and Senior Vice President	May 1, 2009

/S/ KELLY L. GROH* Kelly L. Groh	Senior Vice President and Chief Financial Officer	May 1, 2009

/S/ JAC J. AMERELL* Jac J. Amerell	Vice President and Controller	May 1, 2009

*By:	/s/ HEATHER C. HARKER Heather C. Harker	, pursuant to Power of Attorney executed on April 7, 2009.	May 1, 2009

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

LIMITED POWER OF ATTORNEY

NAMED REGISTRATION STATEMENTS FILED WITH THE SECURITIES AND

EXCHANGE COMMISSION ON FORM N-4, FORM N-6, FORM S-1 AND FORM S-3

The undersigned directors and officers of Genworth Life and Annuity Insurance Company, a Virginia corporation (the “Company”), hereby nominate and appoint Kelly L. Groh, Jac J. Amerell, Michael P. Cogswell, Matthew P. Sharpe, Geoffrey S. Stiff, Paul A. Haley and Heather C. Harker, with full power to each of them to act in his or her name and in place of any and all capacities, to execute on behalf of the officers and directors of Company the following Registration Statements on Form N-4 and Form N-6 under the Securities Act of 1933 and the Investment Company Act of 1940, as well as Form S-1 filed under the Securities Act of 1933 and to file any amendments and correspondence as such individuals deem necessary with the United States Securities and Exchange Commission:

1.	variable annuity contracts filed on Form N-4 (SEC File Nos. 033-17428, 033-76336, 033-76334, 333-62695, 333-63531, 333-96513, 333-31172, 333-47732, 333-67904, 333-133425, 333-134457, 333-138258, 333-140575, 333-143407 and 333-149595);

2.	variable life insurance policies filed on Form N-6 (SEC File Nos. 333-72572, 333-111213, 333-111440, 033-09651, 333-32071, 333-40820, 333-41031, 333-82311, and 333-111208);

3.	guaranteed term option and market value adjustment annuity contracts filed on Form S-1 (SEC File Nos. 333-141514, 333-69620 and 333-69786); and

4.	guaranteed income annuity contracts and certificates filed on Form S-1 (SEC File No. 333-143494).

The above-named officers shall also have authority to file with the Securities and Exchange Commission all such pre-effective amendments, post-effective amendments, supplements, applications for exemption and other filings, submissions and communications relating to the above-named registration statements and applicable separate accounts, as well as authority to do and to perform each and every act necessary and/or appropriate as fully and with all intents and purposes as the Company itself and the undersigned officers and directors might or could do. The delegation of authority contained in this Limited Power of Attorney shall supercede all previous powers given by the directors and officers of the Company with respect to the above-named registration statements for the purposes described herein and shall continue in full force and effect until this Limited Power of Attorney is amended or rescinded or superceded by further action of the officers and directors of the Company.

IN WITNESS WHEREOF, the undersigned in their capacity as directors and as the President, Chief Financial Officer and Controller of the Company have caused this Limited Power of Attorney to be executed in their respective name for the specified purpose described above as of April 7, 2009.

(SIGNATURES ON FOLLOWING PAGE)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

By:	/s/ Pamela S. Schutz
Pamela S. Schutz
Chairperson of the Board, President and Chief Executive Officer

By:	/s/ Ronald P. Joelson
Ronald P. Joelson
Director, Senior Vice President and Chief Investment Officer

By:	/s/ Paul A. Haley
Paul A. Haley
Director, Senior Vice President and Chief Actuary

By:	/s/ Leon E. Roday
Leon E. Roday
Director and Senior Vice President

By:	/s/ Geoffrey S. Stiff
Geoffrey S. Stiff
Director and Senior Vice President

By:	/s/ Kelly L. Groh
Kelly L. Groh
Senior Vice President and Chief Financial Officer

By:	/s/ Jac J. Amerell
Jac J. Amerell
Vice President and Controller